Investments in subsidiaries, joint ventures and associates - Summary of the positions of equity and income (loss) for the year (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Equity		R$ 17,730,617	R$ 15,823,444	R$ 14,029,826	R$ 12,174,968
Income (loss) for the year		2,541,908	2,525,900	2,517,753
Advance for future capital			500,000
Total	[1]	445,322	2,148,284	318,100	R$ 111,227
Total provision for loss on investment		(76,059)	(349)
Total investments		521,381	2,148,633
Share of profit (loss) of subsidiaries, joint ventures and associates		(66,505)	(129,675)	11,908
Share of profit (loss) of subsidiaries, joint ventures and associates		(157,610)
Hidrovias do Brasil S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity	[2]	2,162,052
Income (loss) for the year	[2]	R$ (247,290)
Interest in share capital - % in associates	[2]	44.51%
Goodwill on investments	[2]		775,044
Advance for future capital	[2]		500,000
Total provision for loss on investment	[2]	R$ 0	(504,629)
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]		(94,842)	0
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	(96,480)
Transportadora sulbrasileira de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity		14,559
Income (loss) for the year		R$ 2,928
Interest in share capital - % in associates		25.00%
Total provision for loss on investment		R$ (3,640)	(3,498)
Share of profit (loss) of subsidiaries, joint ventures and associates			1,704	2,043
Share of profit (loss) of subsidiaries, joint ventures and associates		733
Metalurgica plus [member]
Disclosure of investments accounted for using equity method [line items]
Equity		(1,351)
Income (loss) for the year		R$ (306)
Interest in share capital - % in associates		33.33%
Total provision for loss on investment		R$ 450	349
Share of profit (loss) of subsidiaries, joint ventures and associates			(91)	(99)
Share of profit (loss) of subsidiaries, joint ventures and associates		(102)
Plenogas distribuidora de gas [member]
Disclosure of investments accounted for using equity method [line items]
Equity		1,356
Income (loss) for the year		R$ 619
Interest in share capital - % in associates		33.33%
Total provision for loss on investment		R$ (452)	(1,041)
Share of profit (loss) of subsidiaries, joint ventures and associates			672	124
Share of profit (loss) of subsidiaries, joint ventures and associates		207
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Equity		0
Income (loss) for the year		R$ 0
Interest in share capital - % in associates		0.00%
Total provision for loss on investment		R$ (37)	(41)
Share of profit (loss) of subsidiaries, joint ventures and associates			0	0
Share of profit (loss) of subsidiaries, joint ventures and associates		0
Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Disclosure of investments accounted for using equity method [line items]
Goodwill on investments		117,306	117,306
Fair value adjustment on investments		37,225	38,835
Share of profit (loss) of subsidiaries, joint ventures and associates			(2,493)
Share of profit (loss) of subsidiaries, joint ventures and associates		(1,611)
Pão de Açúcar Group stations [member]
Disclosure of investments accounted for using equity method [line items]
Advances for investments	[3]	59,403	90,000
Concession Agreement - Baloto [member]
Disclosure of investments accounted for using equity method [line items]
Fair value adjustment on investments		4,163
Advances for investments - Virtu GNL [member]
Disclosure of investments accounted for using equity method [line items]
Advances for investments	[4]	30,000
Advances for investments - Blustone [member]
Disclosure of investments accounted for using equity method [line items]
Advances for investments		5,872
União Vopak – Armazéns Gerais Ltda [member]
Disclosure of investments accounted for using equity method [line items]
Equity		(849)
Income (loss) for the year		R$ (1,389)
Interest in share capital - % in joint ventures		50.00%
Total provision for loss on investment		R$ (425)	270
Share of profit (loss) of subsidiaries, joint ventures and associates			(730)	7,694
Share of profit (loss) of subsidiaries, joint ventures and associates		(695)
Refinaria de Petróleo Riograndense S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		(219,695)	6,081	127,033
Income (loss) for the year		R$ (235,921)	R$ (83,097)	R$ 20,899
Interest in share capital - % in joint ventures		33.14%	50.00%	33.14%
Total provision for loss on investment		R$ (72,803)	R$ 2,015
Share of profit (loss) of subsidiaries, joint ventures and associates			(27,537)	R$ 7,668
Share of profit (loss) of subsidiaries, joint ventures and associates		(78,304)
Latitude Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity		7,625
Income (loss) for the year		R$ 3,176
Interest in share capital - % in joint ventures		50.00%
Total provision for loss on investment		R$ 3,813	2,225
Share of profit (loss) of subsidiaries, joint ventures and associates			(3,777)	(1,636)
Share of profit (loss) of subsidiaries, joint ventures and associates		1,588
Navegantes Logística Portuária S.A [member]
Disclosure of investments accounted for using equity method [line items]
Equity		(7,142)
Income (loss) for the year		R$ (29,234)
Interest in share capital - % in joint ventures		33.33%
Total provision for loss on investment		R$ (2,381)	7,364
Share of profit (loss) of subsidiaries, joint ventures and associates			(8,472)	(7,413)
Share of profit (loss) of subsidiaries, joint ventures and associates		(9,745)
Nordeste Logística I S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		9,454
Income (loss) for the year		R$ (9,510)
Interest in share capital - % in joint ventures		33.33%
Total provision for loss on investment		R$ 3,151	5,959
Share of profit (loss) of subsidiaries, joint ventures and associates			(171)	730
Share of profit (loss) of subsidiaries, joint ventures and associates		(3,170)
Nordeste Logística II S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		53,525
Income (loss) for the year		R$ (2,822)
Interest in share capital - % in joint ventures		33.33%
Total provision for loss on investment		R$ 17,842	18,782
Share of profit (loss) of subsidiaries, joint ventures and associates			1,566	(2,199)
Share of profit (loss) of subsidiaries, joint ventures and associates		(940)
Nordeste Logística III S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		54,552
Income (loss) for the year		R$ (422)
Interest in share capital - % in joint ventures		33.33%
Total provision for loss on investment		R$ 18,184	18,330
Share of profit (loss) of subsidiaries, joint ventures and associates			493	967
Share of profit (loss) of subsidiaries, joint ventures and associates		(140)
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		7,998
Income (loss) for the year		R$ 1,327
Interest in share capital - % in joint ventures		50.00%
Total provision for loss on investment		R$ 3,999	3,319
Share of profit (loss) of subsidiaries, joint ventures and associates			(159)	(42)
Share of profit (loss) of subsidiaries, joint ventures and associates		663
Terminal de Combustíveis Paulínia S.A. ("Opla")
Disclosure of investments accounted for using equity method [line items]
Equity		168,095	119,388	108,311
Income (loss) for the year		R$ 7,068	R$ 8,324	R$ 8,141
Interest in share capital - % in joint ventures		50.00%	50.00%	50.00%
Total provision for loss on investment		R$ 84,047	R$ 59,694
Share of profit (loss) of subsidiaries, joint ventures and associates			4,162	R$ 4,071
Share of profit (loss) of subsidiaries, joint ventures and associates		3,534
Limday S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		30,666
Income (loss) for the year		R$ 6,049
Interest in share capital - % in joint ventures		44.55%
Goodwill on investments		R$ 7,390
Total provision for loss on investment		13,662	0
Share of profit (loss) of subsidiaries, joint ventures and associates			0	0
Share of profit (loss) of subsidiaries, joint ventures and associates		2,695
Obrinel S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		205,810
Income (loss) for the year		R$ 51,073
Interest in share capital - % in joint ventures		49.00%
Total provision for loss on investment		R$ 100,847	0
Share of profit (loss) of subsidiaries, joint ventures and associates			0	0
Share of profit (loss) of subsidiaries, joint ventures and associates		25,026
Baden S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Equity		19,825
Income (loss) for the year		R$ (1,737)
Interest in share capital - % in joint ventures		50.00%
Total provision for loss on investment		R$ 9,912	0
Share of profit (loss) of subsidiaries, joint ventures and associates			0	0
Share of profit (loss) of subsidiaries, joint ventures and associates		(869)
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Equity		0
Income (loss) for the year		R$ 0
Interest in share capital - % in joint ventures		0.00%
Total provision for loss on investment		R$ 436	281
Share of profit (loss) of subsidiaries, joint ventures and associates			R$ 0	R$ 0
Share of profit (loss) of subsidiaries, joint ventures and associates		R$ 0

[1]	Investments in subsidiaries, joint ventures and associates net of provision for loss on investment.
[2]	On May 8, 2025, the Company acquired the control and began to consolidate Hidrovias. For further details, see Note 27.b. The percentage of interest presented in the note refers to the last percentage before the acquisition of control.
[3]	The amount refers to the advance for the acquisition of Pão de Açúcar Group service stations by subsidiary Centro de Conveniências Millenium Ltda.
[4]	The amount refers to the advance for the acquisition of a 37.5% interest in Virtu GNL Participações S.A by subsidiary UVC Investimentos Ltda.